UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     August 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $68,104 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE ENERGY INCOME FD     TR UNIT          00762L101      867    67300          SOLE    NONE            67300        0        0
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108      879    15786          SOLE    NONE            15786        0        0
ANNALY CAP MGMT INC            COM              035710409      543    35000          SOLE    NONE            35000        0        0
ANTHRACITE CAP INC             COM              037023108      518    73600          SOLE    NONE            73600        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      543    13900          SOLE    NONE            13900        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201      965    47500          SOLE    NONE            47500        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     3817   121600          SOLE    NONE           121600        0        0
BAYTEX ENERGY TR               TRUST UNIT       073176109      881    25700          SOLE    NONE            25700        0        0
BP PRUDHOE BAY RTY TR          UNIT BEN INT     055630107      238     2300          SOLE    NONE             2300        0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107      523    24200          SOLE    NONE            24200        0        0
CAPLEASE INC                   COM              140288101      258    34400          SOLE    NONE            34400        0        0
CAPSTEAD MTG CORP              COM NO PAR       14067E506      488    45000          SOLE    NONE            45000        0        0
COPANO ENERGY L L C            COM UNITS        217202100      381    11300          SOLE    NONE            11300        0        0
CROSSTEX ENERGY L P            COM              22765U102      726    25300          SOLE    NONE            25300        0        0
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100      816    27900          SOLE    NONE            27900        0        0
DESARROLLADORA HOMEX S A DE    SPONSORED ADR    25030W100    10609   181100          SOLE    NONE           181100        0        0
DOUBLE HULL TANKERS INC        COM              Y21110104      842    83900          SOLE    NONE            83900        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102     7538   284450          SOLE    NONE           284450        0        0
ENCORE ENERGY PARTNERS LP      COM UNIT         29257A106      676    24100          SOLE    NONE            24100        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      913    21000          SOLE    NONE            21000        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      754    16300          SOLE    NONE            16300        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      780    26400          SOLE    NONE            26400        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      554    11200          SOLE    NONE            11200        0        0
FRONTLINE LTD                  SHS              G3682E127     1075    15400          SOLE    NONE            15400        0        0
GENERAL MARITIME CORP          SHS              Y2692M103      860    33100          SOLE    NONE            33100        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     2821   250100          SOLE    NONE           250100        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    14231   602500          SOLE    NONE           602500        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304      951    38325          SOLE    NONE            38325        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100      987    39700          SOLE    NONE            39700        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      783    22000          SOLE    NONE            22000        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100     1108    31075          SOLE    NONE            31075        0        0
MFA MTG INVTS INC              COM              55272X102      535    82100          SOLE    NONE            82100        0        0
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102      565    38700          SOLE    NONE            38700        0        0
NORDIC AMERICAN TANKER SHIPP   COM              G65773106     1114    28700          SOLE    NONE            28700        0        0
NORTH EUROPEAN OIL RTY TR      SH BEN INT       659310106      224     5800          SOLE    NONE             5800        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      534    64200          SOLE    NONE            64200        0        0
OMEGA NAVIGATION ENTERPRISES   CLASS A          Y6476R105      496    30045          SOLE    NONE            30045        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      759    13575          SOLE    NONE            13575        0        0
PENN VA RESOURCES PARTNERS L   COM              707884102      829    30600          SOLE    NONE            30600        0        0
PENN WEST ENERGY TR            TR UNIT          707885109      809    23900          SOLE    NONE            23900        0        0
PERMIAN BASIN RTY TR           UNIT BEN INT     714236106      246     9300          SOLE    NONE             9300        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      717    15900          SOLE    NONE            15900        0        0
QUEST ENERGY PARTNERS L P      COM UNIT LP IN   74836b209      879    53900          SOLE    NONE            53900        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105      751    32600          SOLE    NONE            32600        0        0
TEEKAY TANKERS LTD             CL A             Y8565N102      877    37800          SOLE    NONE            37800        0        0
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD     87929A102      844    30000          SOLE    NONE            30000        0        0